Note 11 - Notes Payable - Notes Payable (Details) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 11, 2023	Apr. 25, 2023	Aug. 23, 2022	Dec. 31, 2021
Warrant, exercise price (in dollars per share)	$ 2.5	$ 2.47				$ 2.66
Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)			375,000	375,000	625,000
Warrant, exercise price (in dollars per share)			$ 2.5	$ 2.5	$ 2.6
Warrant, term (Year)			10 years	10 years	10 years
Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, redemption price (in dollars per share)				$ 0.01
Required volume weighted average sale price (in dollars per share)				$ 9
Notes Payable 1 [Member] | Nonrelated Party [Member]
Face amount	$ 400,000
Maturity	Apr. 25, 2024
Interest rate	8.00%
Notes Payable 1 [Member] | Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	100,000
Warrant, exercise price (in dollars per share)	$ 2.5
Warrant, term (Year)	10 years
Warrant, redemption price (in dollars per share)	$ 0.01
Required volume weighted average sale price (in dollars per share)	$ 9
Notes Payable 2 [Member] | Nonrelated Party [Member]
Face amount	$ 80,000	$ 80,000
Maturity	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%
Notes Payable 2 [Member] | Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	20,000	20,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years
Notes Payable 3 [Member] | Nonrelated Party [Member]
Face amount	$ 500,000	$ 500,000
Maturity	Apr. 08, 2025	Apr. 08, 2025
Interest rate	6.00%	6.00%
Notes Payable 3 [Member] | Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Warrant, shares (in shares)	125,000	125,000
Warrant, exercise price (in dollars per share)	$ 2.35	$ 2.35
Warrant, term (Year)	10 years	10 years
Notes Payable 4 [Member] | Nonrelated Party [Member]
Face amount	$ 150,000	$ 150,000
Interest rate	3.75%	3.75%
Periodic payment	$ 731	$ 731